Fair value of financial assets and liabilities_Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,880,550,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		2,566,715,000,000		₩ 1,880,550,000,000
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		₩ 137,777,000,000	[1]	₩ (34,621,000,000)	[2]	₩ (94,238,000,000)	[3]
Description of reasons for transfers into level3 of fair value hierarchy assets		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers out of level3 of fair value hierarchy assets		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers into level3 of fair value hierarchy liabilities		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers out of level3 of fair value hierarchy liabilities		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.		The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 1,642,008,000,000		₩ 1,146,751,000,000
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Description of methods and assumptions used in preparing sensitivity analysis		A VaR model predicts based on statistics of possible losses on the portfolio at a certain period currently or in the future. It indicates the maximum expected loss with at least 99% confidence level. NII is a profit-based indicator for displaying the profit changes in short term due to the short-term interest changes. It will be estimated as subtracting interest expenses of liabilities from the interest income of assets. NPV is an indicator for displaying risks in economic view according to unfavorable changes related to interest rate. It will be estimated as subtracting the present value of liabilities from the present value of assets. EaR shows the maximum profit-loss amount, which indicates the maximum deduction amount caused by the unfavorable changes related to the interest rate of a certain period (i.e. 1 year). Interest rate VaR shows the potential maximum loss generated by the unfavorable changes during a certain period of time in the present or future.
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,699,542,000,000		₩ 1,595,698,000,000		₩ 1,472,990,000,000
Beginning balance		1,873,686,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		167,827,000,000	[1]	51,179,000,000	[2]	(31,618,000,000)	[3]
Other comprehensive income(loss)		19,688,000,000		20,121,000,000		62,474,000,000
Purchases Issuances		5,521,952,000,000		299,334,000,000		397,922,000,000
Disposals Settlements		(5,201,206,000,000)		(266,790,000,000)		(286,359,000,000)
Transfer to or from level 3	[4]	3,310,000,000		0		(19,711,000,000)
Ending balance		2,385,257,000,000		1,699,542,000,000		1,595,698,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		19,074,000,000		2,169,000,000		1,568,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(15,261,000,000)		(1,459,000,000)		(2,905,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		23,798,000,000		30,444,000,000		34,315,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(10,078,000,000)		(17,103,000,000)		(21,122,000,000)
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		21,482,000,000		23,153,000,000	[5]	78,676,000,000	[5]
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				22,362,000,000	[2]	(29,117,000,000)	[3],[5]
Other comprehensive income(loss)				0		0	[5]
Purchases Issuances				1,398,000,000		13,640,000,000	[5]
Disposals Settlements				(25,431,000,000)		(39,506,000,000)	[5]
Transfer to or from level 3	[4]			0		(540,000,000)	[5]
Ending balance				21,482,000,000		₩ 23,153,000,000	[5]
Description of reasons for transfers out of level3 of fair value hierarchy assets	[5]					As the variables used for the valuation of currency related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]			1,234,000,000		₩ 861,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]			(526,000,000)		(2,248,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[6]			Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Financial assets at fair value through profit or loss designated upon initial recognition category in accordance with IAS 39 [Member]
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		22,290,000,000		₩ 17,000,000,000		₩ 12,595,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				290,000,000	[2]	882,000,000	[3]
Other comprehensive income(loss)				0		0
Purchases Issuances				5,000,000,000		4,509,000,000
Disposals Settlements				0		(986,000,000)
Transfer to or from level 3	[4]			0		0
Ending balance				22,290,000,000		17,000,000,000
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		9,694,000,000		4,348,000,000		986,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				346,000,000	[2]	(161,000,000)	[3]
Other comprehensive income(loss)				0		0
Purchases Issuances				5,000,000,000		4,509,000,000
Disposals Settlements				0		(986,000,000)
Transfer to or from level 3	[4]			0		0
Ending balance				9,694,000,000		4,348,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]			265,000,000		19,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[7]			(309,000,000)		(18,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				0		0	[7]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				₩ 0		₩ 0	[7]
Description of methods and assumptions used in preparing sensitivity analysis	[7]			Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.		Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		12,596,000,000		₩ 12,652,000,000		₩ 11,609,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				(56,000,000)	[2]	1,043,000,000	[3]
Other comprehensive income(loss)				0		0
Purchases Issuances				0		0
Disposals Settlements				0		0
Transfer to or from level 3	[4]			0		0
Ending balance				12,596,000,000		12,652,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]			670,000,000		688,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[7]			(624,000,000)		(639,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				0		0	[7]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				₩ 0		₩ 0	[7]
Description of methods and assumptions used in preparing sensitivity analysis	[7]			Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.		Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
AFS financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,655,770,000,000		₩ 1,555,446,000,000		₩ 1,375,746,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				28,198,000,000	[2]	(7,260,000,000)	[3]
Other comprehensive income(loss)				20,121,000,000		62,474,000,000
Purchases Issuances				292,936,000,000		379,773,000,000
Disposals Settlements				(240,931,000,000)		(236,116,000,000)
Transfer to or from level 3	[4]			0		(19,171,000,000)
Ending balance				1,655,770,000,000		1,555,446,000,000
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,011,864,000,000		1,024,935,000,000	[8]	993,368,000,000	[5]
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				27,986,000,000	[2]	(6,986,000,000)	[3],[8]
Other comprehensive income(loss)				24,442,000,000		57,323,000,000	[8]
Purchases Issuances				65,961,000,000		205,749,000,000	[8]
Disposals Settlements				(131,460,000,000)		(205,348,000,000)	[8]
Transfer to or from level 3	[4]			0		(19,171,000,000)	[8]
Ending balance				1,011,864,000,000		₩ 1,024,935,000,000	[8]
Description of reasons for transfers out of level3 of fair value hierarchy assets	[8]					AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)				0
Unfavorable changes in unobservable inputs in net income(loss)				0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9],[10]			28,583,000,000		₩ 31,412,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9],[10]			₩ (15,246,000,000)		₩ (18,551,000,000)
Description of methods and assumptions used in preparing sensitivity analysis	[9]			Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.	[10]
Beneficiary certificates
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		643,906,000,000		₩ 530,511,000,000		₩ 377,070,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				212,000,000	[2]	(868,000,000)	[3]
Other comprehensive income(loss)				(4,321,000,000)		5,794,000,000
Purchases Issuances				226,975,000,000		174,024,000,000
Disposals Settlements				(109,471,000,000)		(25,509,000,000)
Transfer to or from level 3	[4]			0		0
Ending balance				643,906,000,000		530,511,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)				0
Unfavorable changes in unobservable inputs in net income(loss)				0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9]			1,861,000,000		2,903,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9]			₩ (1,857,000,000)		₩ (2,571,000,000)
Description of methods and assumptions used in preparing sensitivity analysis	[9]			Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Others
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 0		₩ 5,308,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]					594,000,000
Other comprehensive income(loss)						(643,000,000)
Purchases Issuances						0
Disposals Settlements						(5,259,000,000)
Transfer to or from level 3	[4]					0
Ending balance						0
Financial assets at FVTPL (IFRS 9)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,422,399,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	167,827,000,000
Other comprehensive income(loss)		0
Purchases Issuances		5,521,520,000,000
Disposals Settlements		(5,198,646,000,000)
Transfer to or from level 3	[4]	3,310,000,000
Ending balance		1,916,410,000,000
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		9,694,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	(28,000,000)
Other comprehensive income(loss)		0
Purchases Issuances		3,000,000,000
Disposals Settlements		(4,277,000,000)
Transfer to or from level 3	[4]	0
Ending balance		8,389,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		68,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(35,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 280,171,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	56,271,000,000
Other comprehensive income(loss)		0
Purchases Issuances		67,953,000,000
Disposals Settlements		(2,535,000,000)
Transfer to or from level 3	[4]	0
Ending balance		401,860,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[9],[10]	12,700,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[9],[10]	(9,165,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[9],[10]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		3.67%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		17.40%
Capital contributions
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 294,121,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	16,119,000,000
Other comprehensive income(loss)		0
Purchases Issuances		144,207,000,000
Disposals Settlements		(31,833,000,000)
Transfer to or from level 3	[4]	0
Ending balance		₩ 422,614,000,000
Capital contributions | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		3.67%
Capital contributions | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		17.40%
Beneficiary certificates
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 654,066,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	16,391,000,000
Other comprehensive income(loss)		0
Purchases Issuances		5,151,535,000,000
Disposals Settlements		(4,971,003,000,000)
Transfer to or from level 3	[4]	3,310,000,000
Ending balance		854,299,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[9]	1,582,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[9]	(1,582,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[9]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Beneficiary certificates | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		3.67%
Beneficiary certificates | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		17.40%
Loans
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Binomial tree
Input variable		Stock, Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as volatility of underlying asset increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 165,001,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	3,378,000,000
Other comprehensive income(loss)		0
Purchases Issuances		150,103,000,000
Disposals Settlements		(138,032,000,000)
Transfer to or from level 3	[4]	0
Ending balance		180,450,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		146,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(127,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Loans | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		15.49%
Loans | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		36.96%
Derivative assets
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 19,346,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	75,696,000,000
Other comprehensive income(loss)		0
Purchases Issuances		4,722,000,000
Disposals Settlements		(50,966,000,000)
Transfer to or from level 3	[4]	0
Ending balance		48,798,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]	4,578,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]	(4,352,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[6]	Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative assets | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		14.00%
Correlation coefficient		90.00%
Derivative assets | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		34.28%
Correlation coefficient		98.00%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		External appraisal value and others
Input variable		Terminal growth rate Discount rate Volatility of real estate sale price
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases. Fair value increases as discount rate decreases. Fair value increases as volatility of real estate sale price increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 451,287,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	0
Other comprehensive income(loss)		19,688,000,000
Purchases Issuances		432,000,000
Disposals Settlements		(2,560,000,000)
Transfer to or from level 3	[4]	0
Ending balance		468,847,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0
Unfavorable changes in unobservable inputs in net income(loss)		0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9],[10]	23,798,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9],[10]	₩ (10,078,000,000)
Description of methods and assumptions used in preparing sensitivity analysis	[9],[10]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Equity securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Discount rate		3.67%
Equity securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Expected growth rate		0.00%
Volatility of real estate sale price		0.00%
Discount rate		17.40%
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 0		99,000,000		5,973,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				329,000,000	[2]	3,877,000,000	[3]
Other comprehensive income(loss)				0		0
Purchases Issuances				0		0
Disposals Settlements				(428,000,000)		(9,751,000,000)
Transfer to or from level 3	[4]			0		0
Ending balance				0		99,000,000
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		181,008,000,000		707,233,000,000		825,958,000,000
Beginning balance		181,008,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)		30,166,000,000	[1]	136,881,000,000	[2]	62,757,000,000	[3]
Other comprehensive income(loss)		0		0		0
Purchases Issuances		183,294,000,000		500,000,000		1,155,000,000
Disposals Settlements		(213,007,000,000)		(663,606,000,000)		(182,637,000,000)
Transfer to or from level 3	[4]	(3,000,000)		0		0
Ending balance		181,458,000,000		181,008,000,000		707,233,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		3,994,000,000		13,000,000		5,797,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(4,420,000,000)		(520,000,000)		(4,425,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Derivative liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		20,951,000,000		33,524,000,000		78,607,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				24,866,000,000	[2]	(8,322,000,000)	[3]
Other comprehensive income(loss)				0		0
Purchases Issuances				500,000,000		1,155,000,000
Disposals Settlements				(37,939,000,000)		(37,916,000,000)
Transfer to or from level 3	[4]			0		0
Ending balance				20,951,000,000		33,524,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]			5,000,000		4,892,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]			(513,000,000)		(3,568,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[6]			Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity linked securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 160,057,000,000		₩ 673,709,000,000		₩ 747,351,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)				112,015,000,000	[2]	71,079,000,000	[3]
Other comprehensive income(loss)				0		0
Purchases Issuances				0		0
Disposals Settlements				(625,667,000,000)		(144,721,000,000)
Transfer to or from level 3	[4]			0		0
Ending balance				160,057,000,000		673,709,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]			8,000,000		905,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]			(7,000,000)		(857,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[6]			Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative liabilities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Option valuation model and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as correlation coefficient increases. Variation of fair value increases as volatility increases.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 20,951,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	46,409,000,000
Other comprehensive income(loss)		0
Purchases Issuances		255,000,000
Disposals Settlements		(50,921,000,000)
Transfer to or from level 3	[4]	(3,000,000)
Ending balance		16,691,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]	2,433,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]	(2,751,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[6]	Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative liabilities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		14.00%
Correlation coefficient		90.00%
Derivative liabilities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		34.28%
Correlation coefficient		98.00%
Equity-linked securities
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Fair value measurement technique		Monte Carlo Simulation and others
Input variable		Correlation coefficient Volatility of underlying asset
Impact of changes in significant unobservable inputs on fair value measurement		Equity-linked securities' variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 160,057,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	(16,243,000,000)
Other comprehensive income(loss)		0
Purchases Issuances		183,039,000,000
Disposals Settlements		(162,086,000,000)
Transfer to or from level 3	[4]	0
Ending balance		164,767,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[6]	1,561,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[6]	(1,669,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis	[6]	Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity-linked securities | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		22.09%
Correlation coefficient		0.50%
Equity-linked securities | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Volatility of underlying asset		31.19%
Correlation coefficient		65.80%

[1]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 137,777 million Won for the years ended December 31, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.
[2]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 34,621 million Won for the year ended December 31, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.
[3]	The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 94,238 million Won for the year ended December 31, 2016, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.
[4]	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
[5]	As the variables used for the valuation of currency related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
[6]	Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
[7]	Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.
[8]	AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.
[9]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
[10]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.